Label	Element	Value
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust US Long Corporate Bond Quality Value IndexSM (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay eachyear as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index is designed to reflect the performance of a diversified universe of longer term maturity, US-dollar denominated bonds of companies with investment grade credit quality, favorable valuations, and enhanced short-term and long-term solvency. Securities eligible for inclusion in the Underlying Index must meet the following criteria at each reconstitution of the Underlying Index: (a) they are issued in U.S. dollars; (b) they are publicly issued in the U.S. and registered with the SEC or eligible for resale under Rule 144A under the Securities Act of 1933; (c) they fall within a specified list of eligible security types; (d) they are either senior or subordinated debts; (e) they have a minimum credit rating of Baa3 or BBB-; (f) they have a final maturity of 10 years or greater; and (g) they have $250 million or more in outstanding principal.
Once all eligible securities have been identified, the Underlying Index then follows a rules-based methodology to select and weight securities, subject to certain constraints as described below, to optimize the Underlying Index’s exposure to a combined proprietary value score and a proprietary quality score, as determined by NTI acting in its capacity as index provider (“Index Provider”). Each of the value score and the quality score are based on various metrics obtained from company filings and recent price activity. The value score has multiple components, including: (a) valuation (e.g., to assess the relative value of the security versus other similar securities); (b) spread analysis
(e.g., to assess the risk/return trade-off associated with each security versus other similar securities); and (c) solvency (e.g., to assess the corporation’s short term and long term solvency and also its risk of default). The quality score has three components: (i) management efficiency (e.g., corporate finance activities); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) solvency. The primary objective of the optimization process is to maximize exposure to securities with the highest value and quality scores and to maintain a similar effective duration profile relative to the Underlying Index’s eligible universe. In addition, the optimization process also includes security level, sector, issuer level, low value and quality, duration band, and turnover constraints to seek to manage systematic risk.
As of December 31, 2024, there were 1432 issues in the Underlying Index. The Underlying Index is reconstituted monthly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund generally will invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of its Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures, to-be-announced (“TBA”) transactions, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance* * Effective May 1, 2020, the Fund’s principal investment strategies were revised.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing (A) changes in the Fund’s performance from year to year, (B) how the Fund’s average annual returns compare with those of a broad measure of market performance, and (C) an additional index with characteristics relevant to the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting flexshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing (A) changes in the Fund’s performance from year to year, (B) how the Fund’s average annual returns compare with those of a broad measure of market performance, and (C) an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	flexshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods in the bar chart above: Best Quarter (12/31/2023): 13.91% Worst Quarter (6/30/2022): -12.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg Long U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg Long U.S. Corporate Bond Index, which reflects the market segments in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Corporate Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Corporate Bond Risk is the risk the Fund faces because it invests primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Quality Value Score Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Quality-Value Score Risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued will not appreciate in value as anticipated or the past performance of companies that have exhibited quality characteristics does not continue. Although the Underlying Index is designed to measure the performance of a portfolio of bonds with certain characteristics, there is no assurance that the Underlying Index or Fund will be comprised of such securities or that the Underlying Index's optimization process will achieve the intended results.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failure, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. Such events could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, transaction costs, expenses and other factors. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund's ability to adjust its exposure to required levels in order to track its Index or cause delays in the Underlying Index's rebalancing schedule. During any such delay, it is possible that the Underlying Index, and, in turn, the Fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Sampling Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sampling Risk is the risk that the Fund’s use of a representative sampling approach may not work as intended and result in increased tracking error because the securities selected for the Fund in the aggregate may vary from the investment profile of the Underlying Index. Additionally, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index, and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Calculation Methodology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Credit or Default Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit (or Default) Risk is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Debt Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Extension Risk is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.•Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Interest Rate Maturity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate/Maturity Risk is the risk that the value of the Fund’s fixed-income assets will decline because of rising interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. An increase in interest rates may cause investors to move out of fixed incomes securities on a large scale, which could adversely affect the price of fixed income securities, lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Liquidity Risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and/or purchasing and selling such investments, may be unable to achieve a high degree of correlation with the Underlying Index. Additionally, in adverse market conditions, the Fund’s market price may begin to reflect illiquidity or pricing uncertainty of the Fund’s portfolio securities. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV. At times, such differences may be significant.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Rule 144A Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Rule 144A Securities Risk is the risk that limitations on the resale of Rule 144A securities may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that an active trading market will exist at any time for such securities. Transaction costs may be higher for Rule 144A securities, and such securities may be difficult to value and may have significant volatility.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Prepayment or Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment (or Call) Risk is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | TBA Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
TBA Transactions Risk is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk is the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

FlexShares Credit-Scored US Long Corporate Bond Index Fund | FlexShares Credit-Scored US Long Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	51
5 Years	rr_ExpenseExampleYear05	89
10 Years	rr_ExpenseExampleYear10	$ 204
2016	rr_AnnualReturn2016	9.95%
2017	rr_AnnualReturn2017	12.03%
2018	rr_AnnualReturn2018	(7.92%)
2019	rr_AnnualReturn2019	24.23%
2020	rr_AnnualReturn2020	16.27%
2021	rr_AnnualReturn2021	(1.07%)
2022	rr_AnnualReturn2022	(26.34%)
2023	rr_AnnualReturn2023	12.39%
2024	rr_AnnualReturn2024	(1.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.95%)
One Year	rr_AverageAnnualReturnYear01	(1.00%)
Five Year	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions | FlexShares Credit-Scored US Long Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.13%)
Five Year	rr_AverageAnnualReturnYear05	(3.12%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	1.01%
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions and Sale of Shares | FlexShares Credit-Scored US Long Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.59%)
Five Year	rr_AverageAnnualReturnYear05	(1.54%)
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	1.52%
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.25%	[2],[3]
Five Year	rr_AverageAnnualReturnYear05	(0.33%)	[2],[3]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	1.35%	[2],[3]
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Bloomberg Long U.S. Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.95%)	[3]
Five Year	rr_AverageAnnualReturnYear05	(1.84%)	[3]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	2.75%	[3]
FlexShares Credit-Scored US Long Corporate Bond Index Fund | Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.66%)	[4]
Five Year	rr_AverageAnnualReturnYear05	(0.51%)	[4]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	3.64%	[4]

[1]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before March 1, 2026 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.
[2]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg Long U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg Long U.S. Corporate Bond Index, which reflects the market segments in which the Fund invests.
[3]	Reflects no deduction for fees, expenses or taxes.
[4]	The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Long Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.